COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.4%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Alphabet, Inc. - Class C	730	$244,849

Consumer Discretionary - 3.7%
Home Improvement Retail - 1.1%
Home Depot, Inc.	806	264,231

Hotels, Resorts & Cruise Lines - 1.4%
Booking Holdings, Inc.	1,586	315,757

Restaurants - 1.2%
Starbucks Corp.	2,734	290,487
Total Consumer Discretionary		870,475

Consumer Staples - 22.0%
Household Products - 5.9%
Colgate-Palmolive Co.	2,977	267,394
Procter & Gamble Co.	7,823	1,135,274
		1,402,668
Packaged Foods & Meats - 5.2%
Mondelez International, Inc. - Class A	19,671	1,220,979

Soft Drinks & Non-alcoholic Beverages - 1.3%
Coca-Cola Co.	3,357	297,665

Tobacco - 9.6%
Altria Group, Inc.	15,930	1,090,887
Philip Morris International, Inc.	6,241	1,168,939
		2,259,826
Total Consumer Staples		5,181,138

Financials - 19.5%
Asset Management & Custody Banks - 1.3%
Bank of New York Mellon Corp.	1,820	293,529

Consumer Finance - 2.4%
American Express Co.	800	264,136
Capital One Financial Corp.	1,415	303,532
		567,668

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Diversified Banks - 9.8%
Bank of America Corp.	4,779	$296,011
Citigroup, Inc.	2,035	267,847
JPMorgan Chase & Co.	803	285,884
US Bancorp	19,218	1,183,445
Wells Fargo & Co.	3,219	278,089
		2,311,276
Investment Banking & Brokerage - 3.5%
Charles Schwab Corp.	2,753	302,334
Goldman Sachs Group, Inc.	251	257,501
Morgan Stanley	1,258	268,357
		828,192
Transaction & Payment Processing Services - 2.5%
Mastercard, Inc. - Class A	498	293,476
Visa, Inc. - Class A	791	300,082
		593,558
Total Financials		4,594,223

Health Care - 19.2%
Biotechnology - 10.9%
AbbVie, Inc.	4,603	1,180,302
Amgen, Inc.	3,198	1,374,756
		2,555,058
Health Care Services - 1.1%
CVS Health Corp.	2,731	256,468

Life Sciences Tools & Services - 2.7%
Danaher Corp.	1,428	304,963
Thermo Fisher Scientific, Inc.	547	337,554
		642,517
Managed Health Care - 1.1%
Unitedhealth Group, Inc.	640	249,222

Pharmaceuticals - 3.4%
Eli Lilly & Co.	185	213,995
Johnson & Johnson	1,031	274,092
Merck & Co., Inc.	2,187	323,151
		811,238
Total Health Care		4,514,503

Industrials - 13.0%
Aerospace & Defense - 3.5%
General Dynamics Corp.	723	268,486

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
General Electric Co.	785	$263,532
RTX Corp.	1,405	291,861
		823,879
Agricultural & Farm Machinery - 1.3%
Deere & Co.	471	308,463

Air Freight & Logistics - 4.8%
United Parcel Service, Inc. - Class B	10,713	1,116,616

Construction Machinery & Heavy Transportation Equipment - 0.9%
Caterpillar, Inc.	263	209,735

Industrial Conglomerates - 1.3%
3M Co.	1,799	309,122

Rail Transportation - 1.2%
Union Pacific Corp.	962	289,244
Total Industrials		3,057,059

Information Technology - 7.5%
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,499	276,115

IT Consulting & Other Services - 0.9%
International Business Machines Corp.	936	218,902

Semiconductor Materials & Equipment - 2.1%
Applied Materials, Inc.	486	222,778
Lam Research Corp.	862	259,884
		482,662
Semiconductors - 2.1%
QUALCOMM, Inc.	1,507	256,913
Texas Instruments, Inc.	946	246,821
		503,734
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	875	277,244
Total Information Technology		1,758,657

Materials - 1.0%
Industrial Gases - 1.0%
Linde PLC	491	240,384

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares		Value
Utilities - 4.5%
Electric Utilities - 4.5%
Southern Co.	12,040		$1,059,520
TOTAL COMMON STOCKS (Cost $21,124,144)			21,520,808

REAL ESTATE INVESTMENT TRUSTS - 4.7%
Real Estate - 4.7%
Retail REITs - 4.7%
Simon Property Group, Inc.	5,237		1,111,919
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,098,327)			1,111,919

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.8%
First American Government Obligations Fund - Class X, 3.59% (a)	886,614		886,614
TOTAL MONEY MARKET FUNDS (Cost $886,614)			886,614

TOTAL INVESTMENTS - 99.9% (Cost $23,109,085)			$23,519,341
Other Assets in Excess of Liabilities - 0.1%		0.00075	17,719
TOTAL NET ASSETS - 100.0%			$23,537,060

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

COASTAL COMPASS 100 ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

Coastal Compass 100 ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$21,520,808	$—	$—	$21,520,808
Real Estate Investment Trusts	1,111,919	—	—	1,111,919
Money Market Funds	886,614	—	—	886,614
Total Investments	$23,519,341	$—	$—	$23,519,341

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.